GOING CONCERN AND LIQUIDITY CONSIDERATIONS (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Oct. 31, 2014
Loss from operations			$ 199,280		$ 806,737
Accumulated deficit	1,110,751		1,110,751		911,471	104,734	911,471	1,110,751
Working capital (deficiency)	43,791		43,791		192,806		192,806	43,791
Revenues	$ 0	$ 0	$ 0	$ 241	$ 241	$ 0	$ 38,690	$ 38,690